UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5928

Smith Barney Small Cap Core Fund, Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  December 31
Date of reporting period: June 30, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------

                                  SMITH BARNEY
                            SMALL CAP CORE FUND, INC.

--------------------------------------------------------------------------------

             STYLE PURE SERIES | SEMI-ANNUAL REPORT | JUNE 30, 2004

                [LOGO] Smith Barney
                       Mutual Funds

                Your Serious Money. Professionally Managed.(R)

 Your Serious Money. Professionally Managed.(R) is a registered service mark of
                         Citigroup Global Markets Inc.

--------------------------------------------------------------------------------
            NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
--------------------------------------------------------------------------------

[CLIP ART] Style Pure Series

--------------------------------------------------------------------------------

Semi-Annual Report o June 30, 2004

SMITH BARNEY
SMALL CAP CORE FUND, INC.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FUND OBJECTIVE
--------------------------------------------------------------------------------

The Fund seeks long-term capital appreciation by investing principally in the stocks of companies with relatively small market capitalizations representing several industries and sectors.

--------------------------------------------------------------------------------
FUND FACT
--------------------------------------------------------------------------------

FUND INCEPTION
--------------------------------------------------------------------------------
January 23, 1990

What's Inside

Letter from the Chairman ..................................................    1

Schedule of Investments ...................................................    4

Statement of Assets and Liabilities .......................................   17

Statement of Operations ...................................................   18

Statements of Changes in Net Assets .......................................   19

Notes to Financial Statements .............................................   20

Financial Highlights ......................................................   25

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA

Chairman, President and
Chief Executive Officer

Dear Shareholder,

After a torrid second half of 2003, the equity markets took a breather in the first half of this year. Markets typically abhor uncertainty, so as the year progressed, investors grew increasingly lethargic amid questions over Iraq, global terrorism, a rise in oil prices, interest rates, inflation, and the presidential election. The good news - solid corporate earnings, the improving economy, renewed job growth, and the still low level of interest rates - largely was ignored. As a result, stock market returns for the first six months of 2004 generally were modest, as opposed to the strong, double-digit gains late last year.

As was the case in 2003, small- and mid-capitalization stocks generally outperformed their larger brethren in the first half of this year. Value- and growth-oriented stocks frequently traded short-term performance leadership during the past six months, but value stocks slightly outperformed growth stocks over the full six-month period. The performance of foreign stock markets in the first half largely was in-line with that of the broad U.S. market.

Stocks continued to outpace bonds in the first half of the year. Bonds generally suffered, particularly during the spring, due to heightened worries about resurgent inflation, rising rates, and anticipation that the Federal Reserve Bank ("Fed") would begin to raise key short-term rates after a long accommodative stance on monetary policy. Indeed, the Fed edged up its federal funds target rate(i) at the end of June to 1.25%. Over the six-month period, bonds generally experienced slightly negative returns.

--------------------------------------------------------------------------------
                              PERFORMANCE SNAPSHOT
                              AS OF JUNE 30, 2004
                           (excluding sales charges)

--------------------------------------------------------------------------------
                                                                        6 Months
--------------------------------------------------------------------------------
    Small Cap Core Fund - Class A Shares                                 5.95%
--------------------------------------------------------------------------------
    Russell 2000 Index                                                   6.76%
--------------------------------------------------------------------------------
    Lipper Small-Cap Core Funds Category Average                         7.14%
--------------------------------------------------------------------------------

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.smithbarneymutualfunds.com.

Class A shares returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. Excluding sales charges, Class B shares returned 5.58% and Class C shares returned 5.57% and Class Y shares returned 6.24% over the six months ended June 30, 2004.

--------------------------------------------------------------------------------


     1   Smith Barney Small Cap Core Fund, Inc. | 2004 Semi-Annual Report

After a sharp drop early in the year, by the end of the period the U.S. Consumer Confidence Index(ii) rose to levels not seen since June of 2002. The domestic unemployment rate held steady for the six-month period, but the rate of job growth slowed following a strong increase in the first three months of the year. Real (inflation-adjusted) gross domestic product (GDP)(iii) increased at an annual rate of 3.9% in the first fiscal quarter of 2004, the most recent figure available at the close of the period, down slightly from the 4.1% increase in the last quarter of 2003.(iv)

Fund Performance

Within this environment, the fund performed as follows: For the six months ended June 30, 2004, Class A shares of the Smith Barney Small Cap Core Fund Inc., excluding sales charges, returned 5.95%. In comparison, the fund's unmanaged benchmark, the Russell 2000 Index(v) returned 6.76% for the same period. The fund also underperformed its Lipper small-cap core funds category average, which returned 7.14%.(1)

Performance Review

In comparison with the fund's benchmark index, the effect of sector selection on fund performance during the six-month period was essentially neutral, while stock selection had a positive effect on performance overall. In terms of sectors, the greatest absolute contributor to fund performance was the energy sector, followed by holdings in the consumer discretionary and industrials sectors. The greatest detractors from among the fund's 10 main investment sectors were holdings in consumer staples and the information technology, although other holdings played a major role in limiting performance.

Among individual stock holdings, the greatest contributors to positive performance were shares of wireless and land-line phone service provider Western Wireless Corp. in telecommunication services, fast-food chain operator and franchiser CKE Restaurants, Inc. in consumer discretionary, and oil refiner and marketer Tesoro Petroleum Corp. in energy. The biggest detractors from performance during the past six months were Conexant Systems, Inc. in information technology, a producer of semiconductor chips used in communications, nut and snack food producer John B. Sanfilippo & Son, Inc. in consumer staples, and Enterasys Networks Inc., a producer of technology and provider of services for computer networks, also in information technology.

Special Shareholder Notice

On February 2, 2004, initial sales charges on Class L shares were eliminated. Effective April 29, 2004, Class L shares were renamed Class C shares. Effective June 28, 2004, a new team of individuals employed by the manager will be responsible for the day-to-day management of the fund.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

(1) Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2004, calculated among the 528 funds in the fund's Lipper category including the reinvestment of dividends and capital gains, if any, and excluding sales charges.


     2   Smith Barney Small Cap Core Fund, Inc. | 2004 Semi-Annual Report

In November 2003, Citigroup Asset Management disclosed an investigation by the Securities and Exchange Commission ("SEC") and the U.S. Attorney relating to Citigroup Asset Management's entry into the transfer agency business during 1997-1999. On July 20, 2004, Citigroup disclosed that it had been notified by the Staff of the SEC that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against certain advisory and transfer agent entities affiliated with Citigroup relating to the creation and operation of its internal transfer agent unit to serve primarily with the Smith Barney family of mutual funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the fund.

As always thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 20, 2004

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of June 30, 2004 and are subject to change and may not be representative of the portfolio manager's current or future investments. The fund's top ten holdings as of this date were: Beazer Homes USA, Inc. (0.71%), Ralcorp Holdings, Inc. (0.70%), Websense, Inc. (0.70%), Kronos, Inc. (0.66%), Aztar Corp. (0.64%), LandAmerica Financial Group, Inc. (0.64%), Kirby Corp. (0.63%), Biosite Inc. (0.62%), New Century Financial Corp. (0.62%), and Hilb, Rogal and Hobbs Co. (0.61%). Please refer to pages 4 through 16 for a list and percentage breakdown of the fund's holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. Portfolio holdings are subject to change at any time and may not be representative of the portfolio manager's current or future investments. The fund's top five sector holdings (of net asset) as of June 30, 2004 were: Financials (20.37%); Information Technology (19.55%); Industrials (15.61%); Consumer Discretionary (15.00%); Healthcare (12.67%). The fund's portfolio composition is subject to change at any time.

RISKS: Keep in mind, stocks of small-cap companies often experience sharper price fluctuations than stocks of mid- and large-cap companies. The fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

(i) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
(ii)  Source: June 2004 Consumer Confidence Index, The Conference Board.
(iii) Gross domestic product is a market value of goods and services produced by labor and property in a given country.
(iv) Source: Bureau of Economic Analysis, U.S. Department of Commerce, June 25, 2004.
(v) The Russell 2000 Index is an unmanaged index which measures the performance of the 2000 smallest companies with higher price-to-book ratios and higher forecasted growth values.


     3   Smith Barney Small Cap Core Fund, Inc. | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited)                                June 30, 2004
================================================================================

  SHARES                        SECURITY                                VALUE
================================================================================
COMMON STOCK -- 98.3%
CONSUMER DISCRETIONARY -- 15.0%

Auto Components -- 0.5%
     23,426    Dura Automotive Systems, Inc., Class A
                 Shares (a)(b)                                      $    214,348
     43,472    LKQ Corp. (a)                                             805,536
    104,577    Standard Motor Products, Inc.                           1,540,419
    133,070    Tower Automotive, Inc. (a)(b)                             484,375
--------------------------------------------------------------------------------
                                                                       3,044,678
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure -- 2.8%
    123,304    Aztar Corp. (a)                                         3,452,512
    198,699    CKE Restaurants, Inc. (a)(b)                            2,648,658
     85,260    Dave & Buster's, Inc. (a)(b)                            1,602,035
    114,636    O'Charley's Inc. (a)                                    1,970,593
     38,286    Pinnacle Entertainment, Inc. (a)                          482,786
    124,617    Ryan's Restaurant Group Inc. (a)                        1,968,949
     30,374    Six Flags, Inc. (a)                                       220,515
     86,872    Sonic Corp. (a)                                         1,976,338
     16,624    Speedway Motorsports, Inc.                                555,907
--------------------------------------------------------------------------------
                                                                      14,878,293
--------------------------------------------------------------------------------
Household Durables -- 2.1%
     23,577    Applica Inc. (a)                                          209,835
     38,086    Beazer Homes USA, Inc. (b)                              3,820,407
     27,560    Department 56, Inc. (a)(b)                                424,424
     21,808    Dominion Homes, Inc. (a)(b)                               503,765
     32,879    Emerson Radio Corp. (a)(b)                                102,911
     10,007    Kimball International, Inc., Class B Shares               147,603
     21,929    Standard Pacific Corp.                                  1,081,100
     40,443    The Toro Co.                                            2,833,841
     11,177    Universal Electronics Inc. (a)(b)                         195,933
     14,413    WCI Communities, Inc. (a)(b)                              321,554
     51,936    The Yankee Candle Co., Inc. (a)                         1,519,128
--------------------------------------------------------------------------------
                                                                      11,160,501
--------------------------------------------------------------------------------
Internet & Catalog Retail -- 0.8%
     37,995    Alloy, Inc. (a)(b)                                        233,669
     76,073    Coldwater Creek Inc. (a)                                2,013,652
     34,219    J. Jill Group Inc. (a)(b)                                 807,226
     36,858    Priceline.com Inc. (a)(b)                                 992,586
     14,938    Stamps.com Inc. (a)                                       152,218
--------------------------------------------------------------------------------
                                                                       4,199,351
--------------------------------------------------------------------------------
Leisure Equipment & Products -- 0.2%
     27,889    RC2 Corp. (a)                                             990,060
--------------------------------------------------------------------------------
Media -- 1.0%
     30,966    AMC Entertainment Inc. (a)                                475,947
     29,383    Crown Media Holdings, Inc., Class A Shares (a)            250,343
    112,659    Hollinger International Inc., Class A Shares            1,891,545
    111,485    Mediacom Communications Corp. (a)(b)                      871,813
      4,143    Pulitzer, Inc.                                            202,593
     28,231    Regent Communications, Inc. (a)                           174,750

                       See Notes to Financial Statements.


     4   Smith Barney Small Cap Core Fund, Inc. | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

  SHARES                        SECURITY                                VALUE
================================================================================
Media -- 1.0% (continued)
     13,873    R.H. Donnelley Corp. (a)                             $    606,805
     12,948    Saga Communications, Inc., Class A Shares (a)             236,301
     37,287    Young Broadcasting Inc., Class A Shares (a)(b)            490,324
--------------------------------------------------------------------------------
                                                                       5,200,421
--------------------------------------------------------------------------------
Multi-Line Retail -- 0.7%
    101,807    Dillard's, Inc., Class A Shares                         2,270,296
     47,108    Tuesday Morning Corp. (a)                               1,366,132
--------------------------------------------------------------------------------
                                                                       3,636,428
--------------------------------------------------------------------------------
Specialty Retail -- 5.3%
     73,250    American Eagle Outfitters, Inc. (a)                     2,117,658
     72,357    AnnTaylor Stores Corp. (a)                              2,096,906
     20,882    Building Materials Holding Corp.                          395,296
      2,995    The Buckle, Inc.                                           84,609
    297,614    Charming Shoppes, Inc. (a)                              2,657,693
     73,350    CSK Auto Corp. (a)                                      1,257,219
     71,492    The Finish Line, Inc., Class A Shares (a)(b)            2,156,914
     10,263    Guitar Center, Inc. (a)                                   456,396
    127,401    Hollywood Entertainment Corp. (a)                       1,702,077
     52,577    Hughes Supply, Inc.                                     3,098,363
     32,279    Jo-Ann Stores, Inc. (a)                                   949,003
     32,908    Linen 'n Things, Inc. (a)                                 964,533
     51,918    Payless ShoeSource, Inc. (a)                              774,097
     69,268    The Pep Boys - Manny, Moe & Jack                        1,755,944
     61,226    Rent-Way, Inc. (a)(b)                                     551,034
      9,788    REX Stores Corp. (a)                                      119,903
    101,530    Sharper Image Corp. (a)(b)                              3,187,027
     10,804    Shoe Carnival, Inc. (a)(b)                                162,168
     49,042    TBC Corp. (a)                                           1,167,200
     18,790    Too Inc. (a)                                              313,793
     34,693    Tweeter Home Entertainment Group, Inc. (a)(b)             187,342
     75,242    Wilsons The Leather Experts Inc. (a)(b)                   292,691
     76,490    Zale Corp. (a)                                          2,085,117
--------------------------------------------------------------------------------
                                                                      28,532,983
--------------------------------------------------------------------------------
Textiles & Apparel -- 1.6%
     33,902    Guess?, Inc. (a)(b)                                       545,822
     39,882    Oxford Industries, Inc. (b)                             1,737,260
     70,235    Quiksilver, Inc. (a)                                    1,672,295
     22,415    Stride Rite Corp.                                         247,237
     33,390    UniFirst Corp. of Massachusetts (b)                       971,315
    139,618    Wellman, Inc.                                           1,135,094
     88,969    Wolverine World Wide, Inc.                              2,335,436
--------------------------------------------------------------------------------
                                                                       8,644,459
--------------------------------------------------------------------------------
               TOTAL CONSUMER DISCRETIONARY                           80,287,174
================================================================================
CONSUMER STAPLES -- 2.2%
Beverages -- 0.0%
      3,544    Coca-Cola Bottling Co. Consolidated                       205,162
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


     5   Smith Barney Small Cap Core Fund, Inc. | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

  SHARES                        SECURITY                                VALUE
================================================================================
Food & Drug Retailing -- 0.5%
     64,376    Great Atlantic & Pacific Tea Co., Inc. (a)(b)        $    493,120
     72,343    Nash Finch Co. (b)                                      1,810,745
     49,580    Pathmark Stores, Inc. (a)                                 377,800
--------------------------------------------------------------------------------
                                                                       2,681,665
--------------------------------------------------------------------------------
Food Products -- 1.6%
     33,324    Chiquita Brands International, Inc. (a)(b)                697,138
     56,497    Delta & Pine Land Co.                                   1,240,109
     39,572    John B. Sanfilippo & Son, Inc. (a)(b)                   1,057,364
     99,001    Lance, Inc.                                             1,524,615
    106,441    Ralcorp Holdings, Inc. (a)                              3,746,723
     13,332    USANA Health Sciences, Inc. (a)(b)                        414,359
--------------------------------------------------------------------------------
                                                                       8,680,308
--------------------------------------------------------------------------------
Tobacco -- 0.1%
     29,468    Standard Commercial Corp.                                 531,897
--------------------------------------------------------------------------------
               TOTAL CONSUMER STAPLES                                 12,099,032
================================================================================
ENERGY -- 3.9%
Energy Equipment & Services -- 1.4%
     21,606    CARBO Ceramics Inc. (b)                                 1,474,610
     32,356    Lone Star Technologies, Inc. (a)                          891,731
     10,135    Matrix Service Co. (a)(b)                                  92,735
     13,872    Oceaneering International, Inc. (a)                       475,116
     60,263    Offshore Logistics, Inc. (a)                            1,694,596
     11,344    SEACOR Holdings Inc. (a)                                  498,342
     51,166    Unit Corp. (a)                                          1,609,171
     48,243    Veritas DGC Inc. (a)(b)                                 1,116,825
--------------------------------------------------------------------------------
                                                                       7,853,126
--------------------------------------------------------------------------------
Oil & Gas -- 2.5%
     15,490    Cabot Oil & Gas Corp.                                     655,227
      5,425    Clayton Williams Energy, Inc. (a)                         129,658
      7,857    The Houston Exploration Co. (a)                           407,307
     29,022    KCS Energy, Inc. (a)                                      386,573
     68,221    Patina Oil & Gas Corp.                                  2,037,761
     59,355    Plains Exploration & Production Co. (a)                 1,089,164
     59,355    Plains Resources Inc. (a)(b)                            1,006,067
     90,298    Resource America, Inc., Class A Shares                  2,131,033
     15,879    St. Mary Land & Exploration Co.                           566,086
     13,982    Stone Energy Corp. (a)                                    638,698
     51,467    Swift Energy Co. (a)                                    1,135,362
    113,493    Tesoro Petroleum Corp. (a)                              3,132,407
--------------------------------------------------------------------------------
                                                                      13,315,343
--------------------------------------------------------------------------------
               TOTAL ENERGY                                           21,168,469
================================================================================
FINANCIALS -- 20.3%
Banks -- 9.4%
     19,798    AMCORE Financial, Inc. (b)                                597,108
     92,821    Anchor BanCorp Wisconsin, Inc.                          2,454,187
     82,360    BankUnited Financial Corp., Class A Shares (a)          2,124,888

                       See Notes to Financial Statements.


     6   Smith Barney Small Cap Core Fund, Inc. | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

  SHARES                        SECURITY                                VALUE
================================================================================
Banks -- 9.4% (continued)
      6,258    Capital City Bank Group, Inc. (b)                    $    247,754
      9,321    Capital Corp. of the West                                 362,028
     27,434    Cathay General Bancorp (b)                              1,829,848
     40,158    Columbia Banking System, Inc.                             891,508
     77,784    Community Bank System, Inc.                             1,772,697
     11,544    Dime Community Bancshares                                 201,789
     44,952    East West Bancorp, Inc.                                 1,380,026
     39,344    First BanCorp. of Puerto Rico                           1,603,268
     41,531    First Charter Corp. (b)                                   904,960
      7,614    First Community Bancshares, Inc. (b)                      255,069
     62,069    First Financial Holdings, Inc.                          1,788,208
     18,214    First Merchants Corp.                                     472,653
     44,833    First Niagara Financial Group, Inc.                       537,996
      7,354    First Place Financial Corp. of Ohio (b)                   136,564
      6,310    FirstFed Financial Corp. (a)                              262,496
    163,149    Flagstar Bancorp, Inc.                                  3,243,402
     30,279    Flushing Financial Corp.                                  534,424
     11,290    Glacier Bancorp, Inc.                                     318,039
     52,761    Gold Banc Corp., Inc. (b)                                 817,796
     25,764    Greater Bay Bancorp (b)                                   744,580
     30,778    Hudson River Bancorp. Inc.                                525,380
      3,138    IBERIABANK Corp.                                          185,707
     36,297    Independent Bank Corp. of Massachusetts (b)             1,050,798
     13,776    Independent Bank Corp. of Michigan (b)                    349,910
     49,668    Irwin Financial Corp. (b)                               1,311,235
      6,334    ITLA Capital Corp. (a)(b)                                 256,970
      4,196    Macatawa Bank Corp. (b)                                   115,348
      4,616    MBT Financial Corp. (b)                                    84,104
      5,387    National Penn Bancshares, Inc. (b)                        160,209
     12,317    Partners Trust Financial Group, Inc. (b)                  241,413
     15,853    PrivateBancorp, Inc. (b)                                  435,323
     11,584    Prosperity Bancshares, Inc. (b)                           282,070
    180,083    Republic Bancorp Inc. (b)                               2,503,154
     19,429    Santander BanCorp                                         480,285
     34,990    Seacoast Banking Corp. of Florida (b)                     732,341
     79,291    Silicon Valley Bancshares (a)(b)                        3,143,888
     77,502    The South Financial Group, Inc. (b)                     2,196,407
      5,024    Southside Bancshares, Inc. (b)                            105,504
     49,349    Southwest Bancorp, Inc.                                   900,619
     40,284    Sterling Bancshares, Inc.                                 571,630
     79,214    Sterling Financial Corp. of Spokane (a)                 2,524,550
     40,935    Susquehanna Bancshares, Inc.                            1,029,925
     72,617    TierOne Corp. (b)                                       1,561,992
     14,072    UCBH Holdings, Inc.                                       556,125
     10,451    U.S.B. Holding Co., Inc. (b)                              239,537
      8,863    UMB Financial Corp. (b)                                   457,508
     26,300    Unizan Financial Corp. (b)                                686,430
     92,254    W Holding Co., Inc.                                     1,584,001
     14,436    West Coast Bancorp                                        309,508

                       See Notes to Financial Statements.


     7   Smith Barney Small Cap Core Fund, Inc. | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

  SHARES                        SECURITY                                VALUE
================================================================================
Banks -- 9.4% (continued)
     31,804    Willow Grove Bancorp, Inc. (b)                       $    506,002
     40,992    Wilshire State Bank (a)                                 1,005,124
     16,077    Wintrust Financial Corp. (b)                              812,049
--------------------------------------------------------------------------------
                                                                      50,386,334
--------------------------------------------------------------------------------
Diversified Financials -- 1.6%
     73,690    Cash America International, Inc.                        1,694,870
     69,823    CharterMac                                              1,372,720
    101,114    Knight Trading Group, Inc. (a)                          1,013,162
     11,966    MTC Technologies, Inc. (a)                                308,962
     70,425    New Century Financial Corp. (b)                         3,297,298
     40,213    Portfolio Recovery Associates, Inc. (a)(b)              1,108,672
--------------------------------------------------------------------------------
                                                                       8,795,684
--------------------------------------------------------------------------------
Insurance -- 3.6%
    132,038    Alfa Corp.                                              1,848,532
     68,809    AmerUs Group Co. (b)                                    2,848,693
     25,330    Baldwin & Lyons, Inc., Class B Shares                     679,857
     10,230    Delphi Financial Group, Inc.                              455,235
      8,865    FBL Financial Group, Inc., Class A Shares                 250,525
     92,184    Hilb, Rogal and Hobbs Co. (b)                           3,289,125
     88,645    LandAmerica Financial Group, Inc.                       3,450,950
    125,637    Ohio Casualty Corp. (a)                                 2,529,073
    172,700    PMA Capital Corp., Class A Shares (a)(b)                1,554,300
     69,186    Stewart Information Services Corp.                      2,336,411
--------------------------------------------------------------------------------
                                                                      19,242,701
--------------------------------------------------------------------------------
Real Estate -- 5.7%
    113,239    Acadia Realty Trust                                     1,555,904
     31,254    Alexandria Real Estate Equities, Inc.                   1,774,602
    116,793    Anthracite Capital, Inc.                                1,399,180
     42,184    Bedford Property Investors, Inc. (b)                    1,233,460
     70,493    Brandywine Realty Trust                                 1,916,705
     31,041    Chelsea Property Group, Inc.                            2,024,494
     87,749    Commercial Net Lease Realty (b)                         1,509,283
     62,019    Corrections Corp. of America (a)                        2,449,130
     25,392    Developers Diversified Realty Corp.                       898,115
    129,045    Equity Inns Inc. (b)                                    1,198,828
     43,698    Gables Residential Trust                                1,484,858
     80,993    Jones Lang LaSalle Inc. (a)                             2,194,910
     47,082    Kilroy Realty Corp.                                     1,605,496
     60,644    LaSalle Hotel Properties                                1,479,714
    142,254    MeriStar Hospitality Corp. (a)                            973,017
     35,345    The Mills Corp.                                         1,650,612
     22,811    Newcastle Investment Corp. (b)                            683,189
     83,806    Senior Housing Properties Trust                         1,407,103
     53,576    Summit Properties Inc.                                  1,373,689
    127,739    Trammell Crow Co. (a)(b)                                1,801,120
--------------------------------------------------------------------------------
                                                                      30,613,409
--------------------------------------------------------------------------------
               TOTAL FINANCIALS                                      109,038,128
================================================================================

                       See Notes to Financial Statements.


     8   Smith Barney Small Cap Core Fund, Inc. | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

  SHARES                        SECURITY                                VALUE
================================================================================
HEALTHCARE -- 12.6%
Biotechnology -- 3.2%
    123,581    Abgenix, Inc. (a)                                    $  1,448,369
     17,910    Albany Molecular Research, Inc. (a)(b)                    231,576
     65,264    Alexion Pharmaceuticals, Inc. (a)(b)                    1,213,910
     82,034    Applera Corp. - Celera Genomics Group (a)                 944,211
     66,854    CV Therapeutics, Inc. (a)(b)                            1,120,473
     37,737    Dendreon Corp. (a)(b)                                     462,278
     47,543    Exact Sciences Corp. (a)(b)                               292,389
     83,000    Indevus Pharmaceuticals, Inc. (a)(b)                      510,450
    109,039    ISIS Pharmaceuticals, Inc. (a)(b)                         625,884
     14,594    Kos Pharmaceuticals, Inc. (a)(b)                          481,164
    241,566    La Jolla Pharmaceutical Co. (a)(b)                        587,005
     80,143    Myriad Genetics, Inc. (a)(b)                            1,195,734
      8,982    Onyx Pharmaceuticals, Inc. (a)(b)                         380,478
    146,268    PRAECIS Pharmaceuticals Inc. (a)                          555,818
    157,462    Repligen Corp. (a)(b)                                     387,357
     72,296    SciClone Pharmaceuticals, Inc. (a)(b)                     369,433
     61,001    Serologicals Corp. (a)(b)                               1,219,410
     87,927    Tanox, Inc. (a)(b)                                      1,676,768
     38,664    Techne Corp. (a)                                        1,679,951
     25,425    United Therapeutics Corp. (a)(b)                          652,151
     54,276    Vicuron Pharmaceuticals Inc. (a)                          681,707
     21,001    ZymoGenetics, Inc. (a)(b)                                 399,019
--------------------------------------------------------------------------------
                                                                      17,115,535
--------------------------------------------------------------------------------
Healthcare Equipment & Supplies -- 3.5%
     12,107    Advanced Medical Optics, Inc. (a)(b)                      515,395
     19,627    Advanced Neuromodulation Systems, Inc. (a)                643,766
     74,006    Biosite Inc. (a)(b)                                     3,324,350
     91,644    Candela Corp. (a)(b)                                      898,111
    400,151    Cardiac Science, Inc. (a)                                 980,370
     39,522    Cholestech Corp. (a)                                      322,104
     75,528    Cytyc Corp. (a)                                         1,916,145
     48,931    Dade Behring Holdings Inc. (a)                          2,325,201
     70,074    Hologic, Inc. (a)(b)                                    1,629,220
     24,972    Intuitive Surgical, Inc. (a)                              474,468
     34,936    Inverness Medical Innovations, Inc. (a)(b)                765,098
     30,054    Ocular Sciences, Inc. (a)                               1,142,052
     43,854    Staar Surgical Co. (a)(b)                                 342,061
     58,342    Theragenics Corp. (a)(b)                                  269,540
     84,370    Thoratec Corp. (a)(b)                                     905,290
     90,583    TriPath Imaging, Inc. (a)(b)                              852,386
     39,207    VISX, Inc. (a)                                          1,047,611
     10,139    Young Innovations, Inc.                                   257,531
      4,841    Zoll Medical Corp. (a)                                    169,822
--------------------------------------------------------------------------------
                                                                      18,780,521
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


     9   Smith Barney Small Cap Core Fund, Inc. | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

  SHARES                        SECURITY                                VALUE
================================================================================
Healthcare Providers & Services -- 4.3%
     50,633    Accredo Health, Inc. (a)                             $  1,972,155
     33,136    The Advisory Board Co. (a)                              1,179,642
     70,389    Amedisys, Inc. (a)                                      2,325,653
     38,533    AMERIGROUP Corp. (a)                                    1,895,824
     30,194    Centene Corp. (a)                                       1,163,979
    105,417    Chronimed Inc. (a)(b)                                     859,149
     33,713    Covance Inc. (a)                                        1,300,648
    129,299    First Horizon Pharmaceutical Corp. (a)(b)               2,443,751
     12,866    LabOne, Inc. (a)                                          408,881
     54,945    LifePoint Hospitals, Inc. (a)(b)                        2,045,053
     47,742    PDI, Inc. (a)                                           1,448,015
     78,736    Per-Se Technologies, Inc. (a)                           1,144,821
     23,153    RehabCare Group, Inc. (a)                                 616,564
    141,831    Select Medical Corp.                                    1,903,372
     64,889    United Surgical Partners International, Inc. (a)        2,561,169
--------------------------------------------------------------------------------
                                                                      23,268,676
--------------------------------------------------------------------------------
Pharmaceuticals -- 1.6%
    149,116    ARIAD Pharmaceuticals, Inc. (a)(b)                      1,116,879
     76,993    AtheroGenics, Inc. (a)(b)                               1,465,177
     62,680    Atrix Laboratories, Inc. (a)                            2,148,670
     56,927    Durect Corp. (a)(b)                                       198,675
     16,873    Penwest Pharmaceuticals Co. (a)(b)                        216,143
     99,927    Perrigo Co.                                             1,895,615
     28,504    Pharmion Corp. (a)(b)                                   1,394,416
     16,416    Trimeris, Inc. (a)(b)                                     236,883
--------------------------------------------------------------------------------
                                                                       8,672,458
--------------------------------------------------------------------------------
               TOTAL HEALTHCARE                                       67,837,190
================================================================================
INDUSTRIALS -- 15.6%

Aerospace & Defense -- 1.6%
     22,933    Applied Signal Technology, Inc.                           803,802
     51,580    Curtiss-Wright Corp. (b)                                2,898,280
     12,987    DRS Technologies, Inc. (a)                                414,285
      6,637    Ducommun, Inc. (a)                                        141,899
     52,800    Engineered Support Systems, Inc.                        3,089,328
     11,570    Herley Industries, Inc. (a)                               226,078
     11,854    United Industrial Corp.                                   276,791
     20,300    World Fuel Services Corp.                                 915,124
--------------------------------------------------------------------------------
                                                                       8,765,587
--------------------------------------------------------------------------------
Airlines -- 0.7%
     28,149    Alaska Air Group, Inc. (a)(b)                             671,917
    336,770    Mesa Air Group, Inc. (a)(b)                             2,724,469
     46,891    Pinnacle Airlines Corp. (a)                               529,868
--------------------------------------------------------------------------------
                                                                       3,926,254
--------------------------------------------------------------------------------
Building Products -- 0.6%
     41,671    ElkCorp                                                   997,604
     13,921    Simpson Manufacturing Co., Inc.                           781,246
     59,853    Watsco, Inc.                                            1,680,074
--------------------------------------------------------------------------------
                                                                       3,458,924
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


     10   Smith Barney Small Cap Core Fund, Inc. | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

  SHARES                        SECURITY                                VALUE
================================================================================
Commercial Services & Supplies -- 3.3%
     68,178    Administaff, Inc. (a)(b)                             $  1,131,755
     27,568    Banta Corp.                                             1,224,295
     54,964    Bowne & Co., Inc.                                         871,179
     31,287    CCC Information Services Group Inc. (a)(b)                525,309
     20,107    Charles River Associates Inc. (a)(b)                      622,312
     53,329    Clark, Inc. (a)                                           989,253
     21,056    CoStar Group Inc. (a)                                     967,102
     84,364    eFunds Corp. (a)                                        1,476,370
    157,420    Exult Inc. (a)(b)                                         846,920
      8,751    FTI Consulting, Inc. (a)(b)                               144,391
     81,808    Gevity HR, Inc. (b)                                     2,142,552
     22,955    Headwaters Inc. (a)(b)                                    595,223
     33,850    Healthcare Services Group, Inc.                           517,905
     55,142    InterCept, Inc. (a)(b)                                    903,226
     47,250    Laureate Education Inc. (a)(b)                          1,806,840
     28,984    MemberWorks Inc. (a)(b)                                   858,506
     42,119    NCO Group, Inc. (a)                                     1,124,156
     15,266    SOURCECORP, Inc. (a)                                      420,120
     10,061    StarTek, Inc. (b)                                         360,184
--------------------------------------------------------------------------------
                                                                      17,527,598
--------------------------------------------------------------------------------
Construction & Engineering -- 1.2%
     83,021    Dycom Industries, Inc. (a)                              2,324,588
     65,904    Granite Construction Inc. (b)                           1,201,430
     74,562    Washington Group International, Inc. (a)(b)             2,676,030
--------------------------------------------------------------------------------
                                                                       6,202,048
--------------------------------------------------------------------------------
Electrical Equipment -- 1.6%
     92,758    Acuity Brands, Inc.                                     2,504,466
     14,353    FuelCell Energy, Inc. (a)(b)                              167,643
     40,653    The Genlyte Group, Inc. (a)                             2,556,261
     40,220    II-VI Inc. (a)                                          1,233,145
     74,781    Rayovac Corp. (a)                                       2,101,346
--------------------------------------------------------------------------------
                                                                       8,562,861
--------------------------------------------------------------------------------
Industrial Conglomerates -- 0.1%
      9,402    Raven Industries, Inc.                                    334,053
--------------------------------------------------------------------------------
Machinery -- 4.1%
     48,096    Albany International Corp., Class A Shares              1,614,102
     21,817    Astec Industries, Inc. (a)                                410,814
     23,977    Briggs & Stratton Corp.                                 2,118,368
     21,165    Ceradyne, Inc. (a)(b)                                     757,072
     41,918    CLARCOR Inc.                                            1,919,844
     11,465    CUNO Inc. (a)                                             611,658
     44,643    Dionex Corp. (a)                                        2,462,954
     19,149    ESCO Technologies Inc. (a)                              1,021,791
     64,963    Gardner Denver Inc. (a)                                 1,812,468
     58,762    IDEX Corp.                                              2,018,475
     66,630    JLG Industries, Inc. (b)                                  925,491
     17,984    Kennametal Inc.                                           823,667
     18,697    Mueller Industries, Inc.                                  669,353

                       See Notes to Financial Statements.


     11   Smith Barney Small Cap Core Fund, Inc. | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

  SHARES                        SECURITY                                VALUE
================================================================================
Machinery -- 4.1% (continued)
     25,557    Nordson Corp.                                        $  1,108,407
     17,484    Oshkosh Truck Corp.                                     1,002,008
     23,624    Terex Corp. (a)                                           806,287
     35,948    Trinity Industries, Inc. (b)                            1,142,787
     31,726    UNOVA, Inc. (a)(b)                                        642,452
--------------------------------------------------------------------------------
                                                                      21,867,998
--------------------------------------------------------------------------------
Marine -- 0.9%
     43,780    Alexander & Baldwin, Inc.                               1,464,441
     87,342    Kirby Corp. (a)                                         3,397,604
--------------------------------------------------------------------------------
                                                                       4,862,045
--------------------------------------------------------------------------------
Road & Rail -- 1.5%
     39,523    Forward Air Corp. (a)                                   1,478,160
    108,902    Genesee & Wyoming Inc., Class A Shares (a)              2,580,977
     55,357    Landstar System, Inc. (a)                               2,926,725
     12,000    P.A.M. Transportation Services, Inc. (a)(b)               229,200
     39,939    RailAmerica, Inc. (a)(b)                                  583,109
     16,943    U.S. Xpress Enterprises, Inc. (a)                         266,513
--------------------------------------------------------------------------------
                                                                       8,064,684
--------------------------------------------------------------------------------
               TOTAL INDUSTRIALS                                      83,572,052
================================================================================
INFORMATION TECHNOLOGY -- 19.5%
Communications Equipment -- 1.8%
    113,904    Andrew Corp. (a)                                        2,279,219
     28,359    Arris Group, Inc. (a)(b)                                  168,452
     58,377    Carrier Access Corp. (a)                                  695,854
     42,278    C-COR.net Corp. (a)                                       435,041
     22,504    CEVA, Inc. (a)(b)                                         178,007
     32,303    DSP Group, Inc. (a)                                       879,934
     53,563    Plantronics, Inc. (a)                                   2,255,002
    255,792    Powerwave Technologies, Inc. (a)(b)                     1,969,598
    202,913    Sycamore Networks, Inc. (a)                               858,322
--------------------------------------------------------------------------------
                                                                       9,719,429
--------------------------------------------------------------------------------
Computers & Peripherals -- 1.5%
     35,242    Avid Technology, Inc. (a)                               1,923,156
    147,400    Concurrent Computer Corp. (a)(b)                          291,852
     69,436    Cray, Inc. (a)(b)                                         459,666
     28,225    Dot Hill Systems Corp. (a)(b)                             316,402
     94,545    Electronics for Imaging, Inc. (a)                       2,671,842
     45,664    Hypercom Corp. (a)                                        385,861
     96,770    Presstek, Inc. (a)(b)                                   1,017,053
    258,773    Quantum Corp. (a)(b)                                      802,196
    144,858    SimpleTech, Inc. (a)(b)                                   493,966
    981,378    StorageNetworks, Inc. (b)                                       1
--------------------------------------------------------------------------------
                                                                       8,361,995
--------------------------------------------------------------------------------
Electronic Equipment & Instruments -- 2.7%
    102,563    Artesyn Technologies, Inc. (a)(b)                         923,067
     39,656    CTS Corp. (b)                                             478,251
    103,078    Electro Scientific Industries, Inc. (a)(b)              2,918,138

                       See Notes to Financial Statements.


     12   Smith Barney Small Cap Core Fund, Inc. | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

  SHARES                        SECURITY                                VALUE
================================================================================
Electronic Equipment & Instruments-- 2.7% (continued)
     18,220    Excel Technology, Inc. (a)                              $ 605,815
     91,610    Kemet Corp. (a)                                         1,119,474
     17,082    OSI Systems, Inc. (a)(b)                                  340,444
     15,334    Rogers Corp. (a)                                        1,071,847
     52,346    ScanSource, Inc. (a)(b)                                 3,110,399
     27,826    Sypris Solutions, Inc. (b)                                533,981
     54,142    Trimble Navigation Ltd. (a)                             1,504,606
     80,787    Viisage Technology, Inc. (a)(b)                           704,463
     11,182    X-Rite, Inc.                                              162,586
     77,637    Zygo Corp. (a)                                            868,758
--------------------------------------------------------------------------------
                                                                      14,341,829
--------------------------------------------------------------------------------
Internet Software & Services -- 4.2%
     46,782    Allscripts Healthcare Solutions, Inc. (a)                 366,771
     47,221    Ask Jeeves, Inc. (a)(b)                                 1,843,036
    168,958    CNET Networks, Inc. (a)(b)                              1,870,365
     32,734    Digital River, Inc. (a)                                 1,068,110
    116,525    Digitas Inc. (a)                                        1,285,271
     72,475    FileNet Corp. (a)(b)                                    2,288,036
     51,053    InfoSpace, Inc. (a)(b)                                  1,942,056
     13,990    j2 Global Communications, Inc. (a)(b)                     388,922
     81,586    Kana Software, Inc. (a)                                   194,175
    114,788    Netegrity, Inc. (a)(b)                                    971,106
    120,378    Opsware, Inc. (a)(b)                                      953,394
    127,134    Raindance Communications, Inc. (a)(b)                     264,439
    150,325    S1 Corp. (a)                                            1,494,230
    103,533    SonicWALL, Inc. (a)                                       890,384
     19,439    Stellent, Inc. (a)(b)                                     166,009
     66,600    United Online, Inc. (a)(b)                              1,172,826
     77,910    ValueClick, Inc. (a)                                      933,362
     38,420    Vitria Technology, Inc. (a)(b)                            117,988
     89,929    WatchGuard Technologies, Inc. (a)                         649,287
    100,299    Websense, Inc. (a)                                      3,734,132
--------------------------------------------------------------------------------
                                                                      22,593,899
--------------------------------------------------------------------------------
IT Consulting & Services -- 1.0%
     60,529    Agilysys, Inc. (b)                                        834,695
     50,311    Answerthink Inc. (a)                                      288,282
    266,036    Computer Horizons Corp. (a)                             1,061,484
     74,942    Forrester Research, Inc. (a)                            1,397,668
     26,393    Keane, Inc. (a)                                           361,320
    186,363    Sapient Corp. (a)(b)                                    1,120,042
     23,024    Synnex Corp. (a)                                          361,477
--------------------------------------------------------------------------------
                                                                       5,424,968
--------------------------------------------------------------------------------
Semiconductor Equipment & Products -- 4.1%
     15,843    ADE Corp., Massachusetts (a)                              342,367
     86,041    Alliance Semiconductor Corp. (a)                          511,944
     55,567    Cirrus Logic, Inc. (a)(b)                                 333,958
    376,725    Conexant Systems, Inc. (a)(b)                           1,631,219
    100,679    Credence Systems Corp. (a)(b)                           1,389,370
     12,672    Genesis Microchip Inc. (a)(b)                             174,493

                       See Notes to Financial Statements.


     13   Smith Barney Small Cap Core Fund, Inc. | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

  SHARES                        SECURITY                                VALUE
================================================================================
Semiconductor Equipment & Products -- 4.1% (continued)
     76,767    Kulicke & Soffa Industries, Inc. (a)(b)              $    841,366
    454,158    Lattice Semiconductor Corp. (a)(b)                      3,183,648
    113,803    Microsemi Corp. (a)                                     1,617,141
    113,958    MKS Instruments, Inc. (a)                               2,600,522
     14,455    MPS Group, Inc. (a)                                       175,195
     86,205    Photronics, Inc. (a)(b)                                 1,632,723
     80,730    Pixelworks, Inc. (a)(b)                                 1,236,784
    112,899    PLX Technology, Inc. (a)                                1,948,637
     45,244    Power Integrations, Inc. (a)(b)                         1,126,576
     35,497    Semtech Corp. (a)                                         835,599
     71,461    Silicon Storage Technology, Inc. (a)(b)                   736,048
     98,338    SIPEX Corp. (a)(b)                                        560,527
     64,482    Skyworks Solutions, Inc. (a)(b)                           562,928
      5,075    Varian Semiconductor Equipment Associates, Inc. (a)       195,692
     39,385    White Electronic Designs Corp. (a)                        206,377
        233    Zoran Corp. (a)                                             4,276
--------------------------------------------------------------------------------
                                                                      21,847,390
--------------------------------------------------------------------------------
Software -- 4.2%
     31,511    ANSYS, Inc. (a)                                         1,481,017
     23,480    Borland Software Corp. (a)(b)                             199,345
     55,784    Cerner Corp. (a)(b)                                     2,486,851
    139,768    Datastream Systems, Inc. (a)                              905,697
    119,329    Dendrite International, Inc. (a)                        2,217,133
     29,262    Digimarc Corp. (a)(b)                                     390,648
    115,416    E.piphany, Inc. (a)                                       557,459
     38,506    EPIQ Systems, Inc. (a)(b)                                 558,337
     61,549    FARO Technologies, Inc. (a)(b)                          1,579,963
     85,647    Kronos Inc. (a)                                         3,528,656
    121,625    Micromuse Inc. (a)                                        813,671
     22,842    MICROS Systems, Inc. (a)                                1,095,731
     27,755    MRO Software, Inc. (a)                                    377,746
    117,237    MSC.Software Corp. (a)(b)                               1,049,271
     20,463    NetScout Systems, Inc. (a)                                134,851
     35,700    SAFENET, Inc. (a)(b)                                      988,176
     90,442    ScanSoft, Inc. (a)                                        447,688
     88,522    SeaChange International, Inc. (a)(b)                    1,494,251
     76,607    TIBCO Software Inc. (a)                                   647,329
     39,237    Ulticom, Inc. (a)(b)                                      459,073
     24,311    Verity, Inc. (a)                                          328,442
     54,585    Witness Systems, Inc. (a)                                 663,208
--------------------------------------------------------------------------------
                                                                      22,404,543
--------------------------------------------------------------------------------
               TOTAL INFORMATION TECHNOLOGY                          104,694,053
================================================================================
MATERIALS -- 4.5%
Chemicals -- 1.4%
     23,744    Calgon Carbon Corp. (b)                                   159,085
    105,663    Crompton Corp.                                            665,677
     63,627    Ferro Corp.                                             1,697,568
     32,945    FMC Corp. (a)                                           1,420,259
      6,092    Georgia Gulf Corp.                                        218,459

                       See Notes to Financial Statements.


     14   Smith Barney Small Cap Core Fund, Inc. | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

  SHARES                        SECURITY                                VALUE
================================================================================
Chemicals -- 1.4% (continued)
     55,487    H.B. Fuller Co. (b)                                  $  1,575,831
    133,654    Hercules Inc. (a)                                       1,629,242
      3,514    Spartech Corp.                                             91,153
--------------------------------------------------------------------------------
                                                                       7,457,274
--------------------------------------------------------------------------------
Containers & Packaging -- 1.3%
     90,097    Caraustar Industries, Inc. (a)                          1,271,269
     65,875    Crown Holdings, Inc. (a)(b)                               656,774
     85,274    Jarden Corp. (a)(b)                                     3,069,011
    127,170    Longview Fibre Co. (a)                                  1,873,214
--------------------------------------------------------------------------------
                                                                       6,870,268
--------------------------------------------------------------------------------
Metals & Mining -- 0.9%
    144,480    AK Steel Holding Corp. (a)(b)                             761,410
     57,837    Arch Coal, Inc.                                         2,116,256
      9,546    Commercial Metals Co.                                     309,768
    115,556    GrafTech International Ltd. (a)                         1,208,716
     18,985    Schnitzer Steel Industries, Inc., Class A Shares (b)      644,731
--------------------------------------------------------------------------------
                                                                       5,040,881
--------------------------------------------------------------------------------
Paper & Forest Products -- 0.9%
     62,427    Louisiana-Pacific Corp.                                 1,476,399
     65,376    Potlatch Corp. (b)                                      2,722,257
     26,576    Wausau-Mosinee Paper Corp.                                459,765
--------------------------------------------------------------------------------
                                                                       4,658,421
--------------------------------------------------------------------------------
               TOTAL MATERIALS                                        24,026,844
================================================================================
TELECOMMUNICATION SERVICES -- 1.2%

Diversified Telecommunication Services -- 0.5%
     78,354    Intrado Inc. (a)(b)                                     1,260,716
     21,600    Pegasus Communications Corp. (a)(b)                       528,336
     85,962    Primus Telecommunications Group, Inc. (a)(b)              436,687
      3,554    Shenandoah Telecommunications Co.                          95,958
    137,686    Time Warner Telecom Inc., Class A Shares (a)(b)           576,904
--------------------------------------------------------------------------------
                                                                       2,898,601
--------------------------------------------------------------------------------
Wireless Telecommunication Services -- 0.7%
    132,733    Boston Communications Group, Inc. (a)(b)                1,360,513
     74,699    Western Wireless Corp., Class A Shares (a)              2,159,548
--------------------------------------------------------------------------------
                                                                       3,520,061
--------------------------------------------------------------------------------
               TOTAL TELECOMMUNICATION SERVICES                        6,418,662
================================================================================
UTILITIES -- 3.5%

Electric Utilities -- 0.9%
     17,611    CH Energy Group, Inc. (b)                                 817,855
    190,474    CMS Energy Corp. (a)(b)                                 1,739,028
     18,839    The Empire District Electric Co. (b)                      378,852
     26,011    IDACORP, Inc. (b)                                         702,297
     25,441    UIL Holdings Corp. (b)                                  1,238,722
--------------------------------------------------------------------------------
                                                                       4,876,754
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.


     15   Smith Barney Small Cap Core Fund, Inc. | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited) (continued)                    June 30, 2004
================================================================================

  SHARES                        SECURITY                                VALUE
================================================================================
Gas Utilities -- 2.1%
     14,685    Atmos Energy Corp.                                   $    375,936
     49,050    Energen Corp.                                           2,353,909
     66,345    New Jersey Resources Corp.                              2,758,625
     36,476    Northwest Natural Gas Co.                               1,112,518
     21,823    South Jersey Industries, Inc.                             960,212
     35,684    Southern Union Co. (a)(b)                                 752,219
     77,841    Southwestern Energy Co. (a)                             2,231,701
     25,940    UGI Corp.                                                 832,674
--------------------------------------------------------------------------------
                                                                      11,377,794
--------------------------------------------------------------------------------
Multi-Utilities -- 0.2%
     63,511    Avista Corp.                                            1,169,873
--------------------------------------------------------------------------------
Water Utilities -- 0.3%
     30,241    American States Water Co. (b)                             702,801
     13,362    SJW Corp.                                                 454,308
     14,774    Southwest Water Co. (b)                                   184,970
--------------------------------------------------------------------------------
                                                                       1,342,079
--------------------------------------------------------------------------------
               TOTAL UTILITIES                                        18,766,500
================================================================================
               TOTAL COMMON STOCK
               (Cost -- $444,160,409)                                527,908,104
================================================================================
   FACE
  AMOUNT                        SECURITY                                VALUE
================================================================================
SHORT-TERM INVESTMENTS -- 1.7%

U.S. TREASURY BILLS -- 0.1%
$   500,000    U.S. Treasury Bills, due 9/16/04 (b)
                 (Cost -- $498,618)                                      498,674
================================================================================
REPURCHASE AGREEMENT --1.6%
  8,549,000    UBS Warburg dated 6/30/04, 1.280% due 7/1/04;
                 Proceeds at maturity -- $8,549,304;
                 (Fully collateralized by U.S. Treasury Bonds,
                 5.50% to 13.25% due 8/15/13 to 8/15/28;
                 Market value -- $8,719,980) (Cost -- $8,549,000)      8,549,000
--------------------------------------------------------------------------------
               TOTAL SHORT-TERM INVESTMENTS
               (Cost -- $9,047,618)                                    9,047,674
================================================================================
               TOTAL INVESTMENTS -- 100.0%
               (Cost -- $453,208,027*)                              $536,955,778
================================================================================
LOANED SECURITIES COLLATERAL
128,191,618    State Street Navigator Securities Lending
               Trust Prime Portfolio (Cost -- $128,191,618)         $128,191,618
================================================================================

(a)   Non-income producing security.
(b)   All or a portion of this security is on loan (See Note 6).
*     Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


     16   Smith Barney Small Cap Core Fund, Inc. | 2004 Semi-Annual Report

================================================================================
Statement of Assets and Liabilities (unaudited)                    June 30, 2004
================================================================================

ASSETS:
    Investments, at value (Cost -- $453,208,027)                                       $536,955,778
    Loaned securities collateral, at value (Cost -- $128,191,618) (Note 6)              128,191,618
    Cash                                                                                        357
    Receivable for securities sold                                                        2,299,560
    Dividends and interest receivable                                                       352,215
    Receivable for Fund shares sold                                                          73,584
    Prepaid expenses                                                                         31,080
---------------------------------------------------------------------------------------------------
    Total Assets                                                                        667,904,192
---------------------------------------------------------------------------------------------------

LIABILITIES:
    Payable for loaned securities collateral (Note 6)                                   128,191,618
    Payable for securities purchased                                                      3,852,237
    Management fee payable                                                                  275,968
    Payable for Fund shares reacquired                                                       62,243
    Administration fee payable                                                               42,457
    Distribution plan fees payable                                                           17,995
    Accrued expenses                                                                         68,497
---------------------------------------------------------------------------------------------------
    Total Liabilities                                                                   132,511,015
---------------------------------------------------------------------------------------------------
Total Net Assets                                                                       $535,393,177
===================================================================================================

NET ASSETS:
    Par value of capital shares                                                        $     34,854
    Capital paid in excess of par value                                                 444,882,472
    Undistributed net investment income                                                     168,338
    Accumulated net realized gain from investment transactions and futures contracts      6,559,762
    Net unrealized appreciation of investments                                           83,747,751
---------------------------------------------------------------------------------------------------
Total Net Assets                                                                       $535,393,177
===================================================================================================

Shares Outstanding:
    Class A                                                                               2,703,851
    -----------------------------------------------------------------------------------------------
    Class B                                                                               1,470,035
    -----------------------------------------------------------------------------------------------
    Class C                                                                               1,453,924
    -----------------------------------------------------------------------------------------------
    Class Y                                                                              29,225,886
    -----------------------------------------------------------------------------------------------

Net Asset Value:
    Class A (and redemption price)                                                     $      15.14
    -----------------------------------------------------------------------------------------------
    Class B *                                                                          $      14.20
    -----------------------------------------------------------------------------------------------
    Class C *                                                                          $      14.21
    -----------------------------------------------------------------------------------------------
    Class Y (and redemption price)                                                     $      15.50
    -----------------------------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
    Class A (net asset value plus 5.26% of net asset value per share)                  $      15.94
    -----------------------------------------------------------------------------------------------
    Class C (net asset value plus 1.01% of net asset value per share)                  $      14.35
===================================================================================================

* Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

                       See Notes to Financial Statements.


     17   Smith Barney Small Cap Core Fund, Inc. | 2004 Semi-Annual Report

================================================================================
Statement of Operations (unaudited)       For the Six Months Ended June 30, 2004
================================================================================

INVESTMENT INCOME:
    Dividends                                                      $  2,042,861
    Interest (Note 6)                                                   150,285
    Less:  Foreign withholding tax                                       (2,225)
--------------------------------------------------------------------------------
    Total Investment Income                                           2,190,921
--------------------------------------------------------------------------------

EXPENSES:
    Management fee (Note 2)                                           1,674,216
    Distribution plan fees (Note 7)                                     259,574
    Administration fee (Note 2)                                         257,572
    Transfer agency services (Note 7)                                    48,289
    Shareholder communications (Note 7)                                  33,166
    Custody                                                              32,566
    Audit and legal                                                      25,960
    Registration fees                                                    17,734
    Directors' fees                                                       2,617
    Other                                                                12,831
--------------------------------------------------------------------------------
    Total Expenses                                                    2,364,525
--------------------------------------------------------------------------------
Net Investment Loss                                                    (173,604)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 3 AND 5):
    Realized Gain From:
      Investment transactions                                        23,494,449
      Futures contracts                                               1,319,500
--------------------------------------------------------------------------------
    Net Realized Gain                                                24,813,949
--------------------------------------------------------------------------------
    Change in Net Unrealized Appreciation of Investments:
      Beginning of the period                                        77,194,320
      End of period                                                  83,747,751
--------------------------------------------------------------------------------
    Increase in Net Unrealized Appreciation                           6,553,431
--------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                        31,367,380
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                             $ 31,193,776
================================================================================

                       See Notes to Financial Statements.


     18   Smith Barney Small Cap Core Fund, Inc. | 2004 Semi-Annual Report

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended June 30, 2004 (unaudited) and the Year Ended December 31, 2003

                                                                     2004             2003
===============================================================================================
OPERATIONS:
    Net investment income (loss)                                $    (173,604)   $     720,267
    Net realized gain                                              24,813,949       23,744,021
    Increase in net unrealized appreciation                         6,553,431      112,588,859
-----------------------------------------------------------------------------------------------
    Increase in Net Assets From Operations                         31,193,776      137,053,147
-----------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 8):
    Net investment income                                                  --         (576,178)
-----------------------------------------------------------------------------------------------
    Decrease in Net Assets From Distributions to Shareholders              --         (576,178)
-----------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
    Net proceeds from sale of shares                               45,590,119       60,244,741
    Cost of shares reacquired                                     (33,012,019)     (22,966,847)
-----------------------------------------------------------------------------------------------
    Increase in Net Assets From Fund Share Transactions            12,578,100       37,277,894
-----------------------------------------------------------------------------------------------
Increase in Net Assets                                             43,771,876      173,754,863

NET ASSETS:
    Beginning of period                                           491,621,301      317,866,438
-----------------------------------------------------------------------------------------------
    End of period*                                              $ 535,393,177    $ 491,621,301
===============================================================================================
* Includes undistributed net investment income of:              $     168,338    $     341,942
===============================================================================================

                       See Notes to Financial Statements.


     19   Smith Barney Small Cap Core Fund, Inc. | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

The Smith Barney Small Cap Core Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles ("GAAP"): (a) security transactions are accounted for on trade date; (b) securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price; securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities;
(c) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors;
(d) securities maturing within 60 days or less are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, at least annually; (g) gains or losses on the sale of securities are calculated by using the specific identification method; (h) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (i) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP; (k) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Transactions with Affiliated Persons

Travelers Investment Management Company ("TIMCO"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays TIMCO a management fee calculated at the annual rate of 0.65% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.

Smith Barney Fund Management LLC ("SBFM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's administrator. As compensation for its services, the Fund pays SBFM an administration fee calculated at the annual rate of 0.10% of the Fund's average daily net assets. This fee is calculated daily and paid monthly.


     20   Smith Barney Small Cap Core Fund, Inc. | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") acts as the Fund's sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended June 30, 2004, the Fund paid transfer agent fees of $38,925 to CTB.

Citigroup Global Markets Inc. ("CGM"), another indirect wholly-owned subsidiary of Citigroup, acts as the Fund's distributor.

On February 2, 2004, the initial sales charges on Class L shares were eliminated. Effective April 29, 2004, Class L shares were renamed Class C shares.

There is a maximum initial sales charge of 5.00% for Class A shares. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment and declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2004, CGM received sales charges of approximately $31,000 and $3,000 on sales of the Fund's Class A and C shares, respectively. In addition, for the six months ended June 30, 2004, CDSCs paid to CGM were approximately $11,000 for Class B shares.

For the six months ended June 30, 2004, CGM and its affiliates did not receive any brokerage commissions.

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the six months ended June 30, 2004, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

================================================================================
Purchases                                                           $190,552,579
--------------------------------------------------------------------------------
Sales                                                                154,574,570
================================================================================

At June 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                     $ 104,167,624
Gross unrealized depreciation                                       (20,419,873)
--------------------------------------------------------------------------------
Net unrealized appreciation                                       $  83,747,751
================================================================================

4. Repurchase Agreements

When entering into repurchase agreements, it is the Funds' policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to


     21   Smith Barney Small Cap Core Fund, Inc. | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

5. Futures Contracts

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to the broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At June 30, 2004, the Fund did not have any open futures contracts.

6. Lending of Portfolio Securities

The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Fees earned by the Fund on securities lending are recorded in interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the securities loaned, plus a margin which may vary depending on the type of securities loaned. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

At June 30, 2004, the Fund loaned securities having a market value of $125,928,638. The Fund received cash collateral amounting to $128,191,618 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

Income earned by the Fund from securities lending for the six months ended June 30, 2004 was $94,833.

7. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class B and C shares calculated at an annual rate of 0.75% of the average daily net assets of each class, respectively. For the six months ended June 30, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                                   Class A   Class B    Class C
================================================================================
Rule 12b-1 Distribution Plan Fees                  $51,074  $105,720   $102,780
================================================================================

For the six months ended June 30, 2004, total Transfer Agency Service expenses were as follows:

                                         Class A   Class B   Class C    Class Y
================================================================================
Transfer Agency Service Expenses         $21,004   $13,722   $13,405     $158
================================================================================


     22   Smith Barney Small Cap Core Fund, Inc. | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

For the six months ended June 30, 2004, total Shareholder Communication expenses were as follows:

                                         Class A   Class B   Class C    Class Y
================================================================================
Shareholder Communication Expenses       $10,827   $11,503   $10,724     $112
================================================================================

8. Distributions Paid to Shareholders by Class

                                            Six Months Ended      Year Ended
                                              June 30, 2004    December 31, 2003
================================================================================
Class Y
Net investment income                                 --           $576,178
--------------------------------------------------------------------------------
Total                                                 --           $576,178
================================================================================

9. Capital Shares

At June 30, 2004, the Fund had 400 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Effective April 29, 2004, the Fund renamed Class L shares as Class C Shares.

Transactions in shares of each class were as follows:

                                   Six Months Ended                     Year Ended
                                     June 30, 2004                   December 31, 2003
                            -----------------------------     --------------------------
                               Shares           Amount           Shares         Amount
========================================================================================
Class A
Shares sold                    307,081      $  4,549,766        662,533    $  7,586,542
Shares reacquired             (416,959)       (6,220,983)      (517,966)     (5,895,771)
----------------------------------------------------------------------------------------
Net Increase (Decrease)       (109,878)     $ (1,671,217)       144,567    $  1,690,771
========================================================================================
Class B
Shares sold                     86,546      $  1,202,908        190,167    $  2,198,640
Shares reacquired             (223,052)       (3,108,698)      (399,012)     (4,377,392)
----------------------------------------------------------------------------------------
Net Decrease                  (136,506)     $ (1,905,790)      (208,845)   $ (2,178,752)
========================================================================================
Class C+
Shares sold                    102,338      $  1,428,124        290,827    $  3,391,759
Shares reacquired             (155,986)       (2,171,511)      (267,871)     (2,897,300)
----------------------------------------------------------------------------------------
Net Increase (Decrease)        (53,648)     $   (743,387)        22,956    $    494,459
========================================================================================
Class Y
Shares sold                  2,576,282      $ 38,409,321      4,001,079    $ 47,067,800
Shares reacquired           (1,420,272)      (21,510,827)      (751,239)     (9,796,384)
----------------------------------------------------------------------------------------
Net Increase                 1,156,010      $ 16,898,494      3,249,840    $ 37,271,416
========================================================================================

+     On April 29, 2004, Class L shares were renamed as Class C shares.

10. Additional Information

Citigroup has been notified by the Staff of the Securities and Exchange Commission ("SEC") that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against Citigroup Asset Management ("CAM"), including its applicable investment advisory companies and Citicorp Trust Bank ("CTB"), an internal transfer agent, relating to the creation and operation of the internal transfer agent unit to serve certain CAM-managed funds, including the Fund. This notification arises out of a previously disclosed investigation by the SEC and the U.S. Attorney and relates to CTB's


     23   Smith Barney Small Cap Core Fund, Inc. | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

entry in 1999 into the transfer agency business, CAM's retention of, and agreements with an unaffiliated sub-transfer agent, the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangements, (including CAM's failure to disclose a related revenue guarantee agreement benefiting CAM and its affiliates), and CAM's operation of and compensation for the transfer agency business. The revenue guarantee described above was terminated in 1999 and CAM will be paying the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest) that is the amount of the revenue received by Citigroup relating to the revenue guarantee. Citigroup is cooperating fully in the investigation and will seek to resolve the matter in discussions with the SEC Staff. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Fund. On August 12, 2004, CAM paid the Fund $25,933, its allocable share of the amount described above through a waiver of its fees.

11. Legal Matters

Class action lawsuits have been filed against Citigroup Global Markets Inc. (the "Distributor") and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the "Advisers"), substantially all of the mutual funds managed by the Advisers (the "Funds"), and directors or trustees of the funds. The complaints allege, among other things, that the distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the funds to pay excessive brokerage commissions to the distributor for steering clients towards proprietary funds. The complaints also allege that the defendants breached their fiduciary duty to the funds by improperly charging Rule 12b-1 fees and by drawing on funds assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints seek injunctive relief and compensatory and punitive damages, recession of the Funds' contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys' fees and litigation expenses. Citigroup Asset Management believes that the suits are without merit and intends to defend the cases vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Citigroup Asset Management nor the Funds believe that any of the pending actions will have a material adverse effect on the funds or the ability of the Distributor or the Advisers to perform under their respective contracts with the Funds.


     24   Smith Barney Small Cap Core Fund, Inc. | 2004 Semi-Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class A Shares                               2004(1)(2)        2003(2)        2002(2)         2001(2)        2000(2)       1999(2)
====================================================================================================================================
Net Asset Value, Beginning of Period       $     14.29      $     10.22    $     12.80     $     12.91    $     14.26   $     13.35
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)                   (0.03)           (0.00)*        (0.02)          (0.01)          0.02          0.02
  Net realized and unrealized gain (loss)         0.88             4.07          (2.56)          (0.10)          0.15          2.65
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.85             4.07          (2.58)          (0.11)          0.17          2.67
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                             --               --             --              --             --         (0.08)
  Net realized gains                                --               --             --              --          (1.52)        (1.68)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 --               --             --              --          (1.52)        (1.76)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     15.14      $     14.29    $     10.22     $     12.80    $     12.91   $     14.26
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                      5.95%++         39.82%        (20.16)%         (0.85)%         1.57%        21.09%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $    40,938      $    40,198    $    27,281     $    33,576    $    41,457   $    41,669
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                        1.24%+           1.13%          1.26%           1.23%          1.16%         1.23%
  Net investment income (loss)                   (0.40)+          (0.01)         (0.17)          (0.08)          0.15          0.13
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             31%             119%            83%             87%           101%          104%
====================================================================================================================================

Class B Shares                               2004(1)(2)        2003(2)        2002(2)         2001(2)        2000(2)       1999(2)
====================================================================================================================================
Net Asset Value, Beginning of Period       $     13.45      $      9.71    $     12.26     $     12.45    $     13.92   $     13.09
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                            (0.08)           (0.10)         (0.10)          (0.10)         (0.09)        (0.09)
  Net realized and unrealized gain (loss)         0.83             3.84          (2.45)          (0.09)          0.14          2.60
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.75             3.74          (2.55)          (0.19)          0.05          2.51
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net realized gains                                --               --             --              --          (1.52)        (1.68)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 --               --             --              --          (1.52)        (1.68)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     14.20      $     13.45    $      9.71     $     12.26    $     12.45   $     13.92
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                      5.58%++         38.52%        (20.80)%         (1.53)%         0.72%        20.21%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $    20,878      $    21,613    $    17,627     $    24,557    $    27,801   $    28,746
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                        2.00%+           2.02%          2.00%           1.97%          1.97%         2.04%
  Net investment loss                            (1.16)+          (0.90)         (0.93)          (0.82)         (0.65)        (0.66)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             31%             119%            83%             87%           101%          104%
====================================================================================================================================

(1)   For the six months ended June 30, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
*     Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may be not representative of the total return for the year.
+     Annualized.


     25   Smith Barney Small Cap Core Fund, Inc. | 2004 Semi-Annual Report

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

Class C Shares(1)                            2004(2)(3)        2003(3)        2002(3)         2001(3)        2000(3)       1999(3)
====================================================================================================================================
Net Asset Value, Beginning of Period       $     13.46      $      9.71    $     12.26     $     12.45    $     13.91   $     13.09
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment loss                            (0.08)           (0.10)         (0.10)          (0.10)         (0.09)        (0.08)
  Net realized and unrealized gain (loss)         0.83             3.85          (2.45)          (0.09)          0.15          2.58
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.75             3.75          (2.55)          (0.19)          0.06          2.50
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net realized gains                                --               --             --              --          (1.52)        (1.68)
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 --               --             --              --          (1.52)        (1.68)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     14.21      $     13.46    $      9.71     $     12.26    $     12.45   $     13.91
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                      5.57%++         38.62%        (20.80)%         (1.53)%         0.79%        20.12%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $    20,657      $    20,285    $    14,419     $    18,108    $    18,256   $    14,684
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                        1.98%+           2.03%          1.99%           1.98%          1.96%         2.01%
  Net investment loss                            (1.13)+          (0.91)         (0.91)          (0.82)         (0.64)        (0.61)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             31%             119%            83%             87%           101%          104%
====================================================================================================================================

Class Y Shares                               2004(2)(3)       2003(3)        2002(3)         2001(3)        2000(3)       1999(3)
====================================================================================================================================
Net Asset Value, Beginning of Period       $     14.59      $     10.42    $     13.00     $     13.07    $     14.37   $     13.34
------------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income                           0.01             0.04           0.03            0.04           0.07          0.08
  Net realized and unrealized gain (loss)         0.90             4.15          (2.60)          (0.09)          0.15          2.66
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               0.91             4.19          (2.57)          (0.05)          0.22          2.74
------------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                             --            (0.02)         (0.00)*         (0.01)            --         (0.03)
  Net realized gains                                --               --             --              --          (1.52)        (1.68)
  Capital                                           --               --          (0.01)          (0.01)            --            --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                 --            (0.02)         (0.01)          (0.02)         (1.52)        (1.71)
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period             $     15.50      $     14.59    $     10.42     $     13.00    $     13.07   $     14.37
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                      6.24%++         40.21%        (19.77)%         (0.37)%         1.91%        21.55%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period  (000s)          $   452,920      $   409,525    $   258,539     $   295,812    $   279,935   $   258,594
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                        0.78%+           0.80%          0.80%           0.80%          0.79%         0.82%
  Net investment income                           0.07+            0.32           0.29            0.36           0.52          0.56
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             31%             119%            83%             87%           101%          104%
====================================================================================================================================

(1)   On April 29, 2004, Class L shares were renamed as Class C shares.
(2)   For the six months ended June 30, 2004 (unaudited).
(3) Per share amounts have been calculated using the monthly average shares method.
*     Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may be not representative of the total return for the year.
+     Annualized.


     26   Smith Barney Small Cap Core Fund, Inc. | 2004 Semi-Annual Report

================================================================================

                      (This page intentionally left blank.)

                     (This page intentionally left blank.)

SMITH BARNEY
SMALL CAP CORE FUND, INC.

DIRECTORS

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
R. Jay Gerken, CFA
  Chairman
Richard E. Hanson, Jr.
Paul Hardin
Roderick C. Rasmussen
John P. Toolan

OFFICERS

R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Robert Brault
Chief Financial Officer
and Treasurer

Andrew Beagley
Chief Anti-Money
Laundering Compliance
Officer and Chief
Compliance Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Travelers Investment
  Management Company

ADMINISTRATOR

Smith Barney Fund Management LLC

DISTRIBUTOR

Citigroup Global Markets Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.
P.O. Box 9699
Providence, Rhode Island
02940-9699

Smith Barney Small Cap Core Fund, Inc.
================================================================================

Beginning August 31, 2004, information on how the Fund voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 will be available (1) without charge, upon request, by calling 1-800-451-2010 and (2) on the SEC's web site at www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.



This report is submitted for the general information of the shareholders of Smith Barney Small Cap Core Fund, Inc., but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY SMALL CAP CORE FUND, INC.
Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

www.smithbarneymutualfunds.com

(C)2004 Citigroup Global Markets Inc.
Member NASD, SIPC

FD02361 08/04                                                            04-7029

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

         (a)   Not applicable.

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Small Cap Core Fund, Inc.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Small Cap Core Fund, Inc.

Date: September 7, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Small Cap Core Fund, Inc.

Date: September 7, 2004


By:   /s/ Robert J. Brault
      Robert J. Brault
      Chief Financial Officer of
      Smith Barney Small Cap Core Fund, Inc.

Date: September 7, 2004